Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2022
Fidelity Advisor Asset Manager 60% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.07%
Past 5 years	9.57%
Past 10 years	8.69%
Fidelity Advisor Asset Manager 60% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.38%
Past 5 years	8.70%
Past 10 years	7.73%
Fidelity Advisor Asset Manager 60% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.26%
Past 5 years	7.31%
Past 10 years	6.74%
Fidelity Advisor Asset Manager 60% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.69%
Past 5 years	10.06%
Past 10 years	8.68%
Fidelity Advisor Asset Manager 60% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	7.35%
Past 5 years	9.84%
Past 10 years	8.68%
Fidelity Advisor Asset Manager 60% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.82%
Past 5 years	11.19%
Past 10 years	9.64%
Fidelity Advisor Asset Manager 60% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.00%
Since Inception	11.44%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0595
Average Annual Return:
Past 1 year	11.20%
Past 5 years	10.76%
Past 10 years	9.51%

[1]	A From October 2, 2018